Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 29, 2016
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Mar. 29, 2016
Document Effective Date	Mar. 29, 2016
Prospectus Date	Mar. 29, 2016
Jackson Square SMID-Cap Growth Fund | Investor Class
Prospectus:
Trading Symbol	JSMVX
Jackson Square SMID-Cap Growth Fund | Institutional Class
Prospectus:
Trading Symbol	JSMTX